PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	¥ 18,826	¥ 17,189